Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Taxation
Schedule of income tax expenses and benefits

	For the year ended December 31,
	2017			2018			2019
	Overseas	PRC		Overseas	PRC		Overseas	PRC
	entities	entities	Total	entities	entities	Total	entities	entities	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Income /(loss) before income tax expenses	10,593	(587,062)	(576,469)	13,490	(426,304)	(412,814)	61,124	(160,476)	(99,352)
Current income tax expenses	4,669	—	4,669	3,807	—	3,807	5,221	—	5,221
Deferred income tax expenses/(benefit)	(224)	(103)	(327)	176	(103)	73	(132)	(21)	(153)
Income tax expenses/(benefit)	4,445	(103)	4,342	3,983	(103)	3,880	5,089	(21)	5,068

Schedule of combined effects of income tax exemption and reduction available to the Group

The combined effects of the income tax exemption and reduction available to the Group are as follows (in thousands, except per share data):

	Year Ended December 31,
	2017	2018	2019
Tax holiday effect	1,669	1,385	622
Basic and diluted loss per share effect	0.01	0.00	0.00

Schedule of reconciliation of differences between PRC statutory tax rate and effective tax rate

	As of December 31,
	2017	2018	2019
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect on tax rates in different tax jurisdiction	(0.37)%	(0.78)%	0.08%
Effect on tax holiday	0.29%	0.34%	0.99%
Changes in valuation allowance	(12.86)%	(19.55)%	(16.91)%
Permanent book-tax differences—non-deductible expenses	(12.81)%	(5.95)%	(14.26)%
Effective tax rate	(0.75)%	(0.94)%	(5.10)%

Schedule of significant components of deferred tax assets and deferred tax liabilities

	As of December 31,
	2018	2019
	RMB	RMB
Deferred tax assets
Tax loss carryforwards	222,733	230,688
Accruals and other liabilities	3,985	3,458
Advertising expenses carryforwards	79,256	88,627
Defined benefits liabilities	205	337
Total deferred tax assets	306,179	323,110
Less: Valuation allowance	(305,974)	(322,773)
Total deferred tax assets, net	205	337

RMB45,746,  RMB262,310,  RMB356,284,  RMB293,411  and 121,520 of the tax loss carryforwards will expire in the years ended December 31, 2020, 2021, 2022, 2023 and 2024, respectively.

Significant components of the Group's deferred tax liabilities are as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Deferred tax liabilities
Intangible assets from business acquisitions	21	—
Total deferred tax liabilities	21	—

Schedule of movement of valuation allowance

	For the year ended December 31,
	2018	2019
	RMB	RMB
Balance at beginning of the year	(225,250)	(305,974)
Current period addition	(80,724)	(16,799)
Balance at end of the year	(305,974)	(322,773)